Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories

4.	INVENTORIES

Inventories consisted of the following:

	March 31, 2014	December 31, 2013

Raw materials	$365,542	$356,071
Work-in-progress	5,044	13,738
Finished goods	655,916	598,613
Total inventories	1,026,502	968,422
Less – provision for obsolescence	(469,082)	(469,082)

Total inventories, net	$557,420	$499,340

4.	INVENTORIES

Inventories consisted of the following:

December 31,	2013	2012

Raw materials	$356,071	$361,056
Work-in-progress	13,738	12,904
Finished goods	598,613	680,743
Capitalized import costs	-	119,949
Total inventories	968,422	1,174,652
Less – provision for obsolescence	(469,082)	(406,355)

Total inventories, net	$499,340	$768,297